Loss Per Share	6 Months Ended
Jul. 03, 2011
Loss Per Share [Abstract]
Loss Per Share
9.	Loss Per Share
The amounts used for basic and diluted per share calculations are as follows:

	Three Months Ended		Six Months Ended
	July 3, 2011	June 27, 2010	July 3, 2011	June 27, 2010
Net loss allocable to common stockholders	$(587,360)	$(1,390,661)	$(1,493,992)	$(2,586,509)

Weighted average number of shares outstanding — basic and diluted	41,857,226	39,002,440	41,197,964	38,551,920

Basic and diluted per common share	$(0.01)	$(0.04)	$(0.04)	$(0.07)

Diluted earnings (loss) per share are not presented since the effect of the assumed exercise of options and warrants to purchase common stock would have been anti-dilutive. A total of a 66,004,677 and 52,065,042 potential common shares from the assumed exercise of options and warrants were excluded from the calculation of diluted net loss per share for the three and six month periods ended July 3, 2011 and June 27, 2010 respectively, because their inclusion would have been anti-dilutive.